Leases - Operating Leases - Additional Information (Q1) (Details) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 USD ($) Facility	Mar. 31, 2024 USD ($)	Dec. 31, 2024 ft² Facility	Dec. 31, 2023 Facility
Lessee, Lease, Description [Line Items]
Gain on nonmonetary exchange of accounts receivable assets | $	$ 100	$ 106	$ 0
GEORGIA
Lessee, Lease, Description [Line Items]
Office space subleased | ft²				2,000
Covington, Ohio
Lessee, Lease, Description [Line Items]
Number of SNFs under non-cancelable operating leases | Facility		1		1	1
Weighted average remaining lease term	3 years 7 months 6 days	3 years 7 months 6 days		3 years 10 months 24 days